Document And Entity Information	3 Months Ended
	Dec. 22, 2011	Nov. 03, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	ALTAIR NANOTECHNOLOGIES INC
Document Type	S-4
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		69,452,487
Amendment Flag	false
Entity Central Index Key	0001016546
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 22, 2011